Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Related Party Transactions
Related Party Transactions
Note 9:                       Related Party Transactions

On November 1, 2006, in consideration of its agreement to invest $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby the Company would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Company's Third Amended and Restated Operating Agreement (the "Operating Agreement"), the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or vise versa, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of the Company's Units or to a transferee which is a direct competitor of Bunge.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest will accrue at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of  June 30, 2011 and September 30, 2010, the balance outstanding was $3,000,000 and $0, respectively, under the Holdings Revolving Note.

In December, 2008, the Company and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), the Company leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately $67,000 per month.  The lease was terminated on May 1, 2011. Expenses for the three and nine months ended June 30, 2011 were $66,667 and $467,063, respectively, under the Lease Agreement. Expenses for the three and nine months ended June 30, 2010 were $200,001 and $600,003, respectively,  under the Lease Agreement

Under the Ethanol Agreement, the Company sells Bunge all of the ethanol produced at its facility, and Bunge purchases the same, up to the facility's nameplate capacity of 110,000,000 gallons a year.  The Company pays Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of $750,000 and adjusted according to specified indexes after three years.  The initial term of the agreement, which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  The Company has incurred expenses of $621,290 and $1,193,818 during the three and nine months ended June 30, 2011, respectively, and $203,642 and $533,246 during the three and nine months ended June 30, 2010, respectively, under the Ethanol Agreement.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide the Company with assistance in managing its commodity price risks for a quarterly fee of $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three and nine months ended June 30, 2011 and 2010 were $75,000 and $225,000, respectively.

On June 26, 2009, the Company executed a Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, the Company leases railcars for terms lasting 120 months and continuing on a month to month basis thereafter.  The Railcar Agreement will terminate upon the expiration of all railcar leases.  Expenses under this agreement for the three and nine months ended June 30, 2011 were $1,215,519 and $3,639,866, respectively.   Expenses for the three and nine months ended June 30, 2010 were $1,215,505 and $3,646,515, respectively.

On November 12, 2010, the Company entered into a Corn Oil Agency Agreement with Bunge to market its corn oil (the "Corn Oil Agency Agreement").  The Corn Oil Agency Agreement has an initial term of three years and will automatically renew for successive three-year terms unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three and nine months ended June 30, 2011 were $33,452 and $59,375, respectively.   There were no expenses for the three and nine months ended June 30, 2010.

ICM

On November 1, 2006, in consideration of its agreement to invest $6,000,000 in the Company, ICM became the sole Series C Member.  As part of ICM's agreement to invest in Series C Units, the Operating Agreement provides that the Company will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On June 17, 2010, the Company issued the a term note to ICM (the "ICM Term Note") in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of June 30, 2011 and September 30, 2010, there was $10,481,102 and $10,061,000 outstanding under the ICM Term Note, respectively, and approximately $347,623 and $139,000 of accrued interest due to ICM as of June 30, 2011 and September 30, 2010, respectively.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity agreement with ICM (the "ICM Equity Agreement") on June 17, 2010, whereby ICM (i) retains preemptive rights to purchase new securities in the Company, and (ii) receives 24% of the proceeds received by the Company from the issuance of equity or debt securities.

On July 13, 2010, the Company entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that the Company may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides that: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier to occur of (x) upon final resolution of all patent litigation and (y) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, the Company entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM sold the Company a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM installed the equipment at the Company's ethanol plant in Council Bluffs, Iowa.  As of June 30, 2011 and September 30, 2010, the Company has paid $2,592,500 and $0, respectively, related to the Tricanter Agreement.

Note 8:                       Related Party Transactions

Bunge

On November 1, 2006, in consideration of its agreement to invest $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby we would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Operating Agreement, the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or change back to manager management in the event the status is changed to member management, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of our Units or to a transferee which is a direct competitor of Bunge.

Under a Series E Unit Issuance Agreement dated March 7, 2008 (the "Series E Agreement"), if Bunge made a Bridge Loan payment, the Company was required to immediately issue Series E Units to Bunge based on a Unit price that is equal to the lesser of $3,000 or one half (1/2) of the lowest purchase price paid by any party for a Unit who acquired (or who has entered into any agreement, instrument or document to acquire) such Unit as part of any offering of Units after the date of the agreement but prior to the date of any Bridge Loan payment made by Bunge.  The Series E Agreement was terminated effective July 17, 2009.  As of September 30, 2010, accrued interest due Bunge under the Series E Agreement related to the Bridge Loan totals approximately $2,380,000.

Holdings agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.  On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing the Holdings Note to Holdings, which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest through the most recent interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2010, approximately $29,220,000 was outstanding under the Holdings Note and approximately $404,00 of accrued interest is due Holdings.  During Fiscal 2010, we paid $2,000,000 principal and $33,153 interest on the Holdings Note.  No payments were made during Fiscal 2009.

On June 23, 2010, we also executed the Holdings Equity Agreement, under which Holdings (i) has preemptive rights to purchase new securities in us and (ii) receive 76% of the proceeds received by us from the issuance of equity or debt securities.

We entered into the Holdings Revolving Note dated August 26, 2009 with Holdings, providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at our request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest will accrue at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, we may make payments on the Holdings Revolving Note so long as we are in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2010, no balance was outstanding under the Holdings Revolving Note.

We entered into the DG Agreement under which Bunge pays a sales price less transportation costs, rail lease charge and a fixed rate marketing fee for the DDGS produced.  The DG Agreement commenced on February 1, 2009 and continues for ten years, when it will automatically renew for successive three-year terms unless a 180-day written notice is given of either party's election not to renew before the expiration of the initial term or the then-current renewal term.  We are required to pay a minimum annual marketing fee of $150,000.  Beginning on February 1, 2012, the annual minimum amount and the purchase price may be adjusted.  Either party may terminate the agreement as provided in the DG Agreement.   We have incurred $977,658 and $467,092 of marketing expenses during Fiscal 2010 and 2009, respectively.

In October, 2006, the Company entered into an agreement with a company in which Bunge holds a membership interest, AGRI-Bunge, LLC ("AB"), to procure all grain required for the Company's ethanol plant.  The Agreement with AB has a term of ten years and automatically renews for successive three-year terms unless a 180-day written notice is given by either party.  We pay an annual minimum fee of $675,000 under the agreement.  Expenses for Fiscal 2010 and 2009 were $1,209,887 and $607,565; $4,677 of this amount is included in accrued expenses at September 30, 2010.  As of September 30, 2010, the Company has several corn cash contracts with AB, amounting to approximately 1,804,000 bushels, for a commitment of $7,481,985 and several basis contracts representing approximately 305,000 bushels of corn.  The contracts mature on various dates through July, 2011.  Effective November 17, 2010, AB exercised a contractual right of assignment under the Supply  and Agency Agreements.  As a result, Bunge is now the successor party to AB for each of these agreements with us.

On January 30, 2008, the Company and Bunge entered into a Support Services Agreement (the "Support Services Agreement"), under which Bunge agreed to provide engineering support to the project, provide reports to AgStar and assist the Company with requests by the lender's agent.  The Company paid, in addition to Bunge's out of pocket expenses, an hourly fee of $95 for such services.  The terms of the Support Services Agreement expired on December 31, 2008; however the agreement was continued on a month to month basis.  The Company has not incurred any expenses for the year ended September 30, 2010.  Expenses for the years ended September 30, 2009 were $38,924, respectively.

In December, 2008, we and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), we leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately $67,000 per month.  Expenses for Fiscal 2010 and 2009 were $799,964 and $603,474 under the Lease Agreement.  In connection with the Lease Agreement, we entered into a grain purchase agreement, under which we agreed to purchase the grain inventory at the grain elevator and the grain inventory located in our on-site storage Facility.  The Company purchased approximately 1,900,000 bushels of corn at an approximate market value of $6,000,000 during the year ended September 30, 2009.

 Under the Ethanol Agreement, we sell Bunge all of the ethanol produced at the Facility, and Bunge purchases the same, up to the Facility's nameplate capacity of 110,000,000 gallons a year.  We pay Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of $750,000 and adjusted according to specified indexes after three years.

The initial term of the agreement which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  We have incurred expenses under the Ethanol Agreement of $773,060 and $63,186 during Fiscal 2010 and Fiscal 2009.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide us with assistance in managing our commodity price risks for a quarterly fee of $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses for Fiscal 2010 and 2009 were $300,000 and $225,000, respectively.

In June, 2007, we entered into an operating lease agreement with Bunge for the lease of 320 ethanol tank cars and 300 distillers grain cars.  The  lease  began in January 2009, continues  for  a  term  of  ten  years,  and  terminates  upon  the termination  of the final car lease.  On June 26, 2009, we executed the Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, we lease railcars for terms lasting 120 months and continuing on a month to month basis thereafter. The Railcar Agreement will terminate upon the expiration of all railcar leases.  The Railcar Agreement reflects changes as a result of Bunge's purchase and sale/leaseback of railcars from a new railcar equipment lessor other than contemplated in the 2007 Railcar Sublease Agreement (the "Railcar Sublease Agreement") between the us and Bunge.  The Railcar Agreement provides that we are a lessee rather than a sublessee as under the Railcar Sublease Agreement and that Bunge is the lessor rather than the lessee as under the Railcar Sublease Agreement.  Expenses for Fiscal 2010 and Fiscal 2009 were $4,855,683 and  $3,655,498.

In March, 2009, we entered into an agreement with Bunge to provide an interim President / CEO.  The agreement provided for reimbursement in the annual amount of $150,000 plus monthly expenses.  There were no expenses incurred for the year ended September 30, 2010.  Expenses for Fiscal 2009 were $85,139.  We hired a new General Manager effective September 8, 2009 thus terminating this agreement with Bunge effective September 8, 2009.

ICM

On November 1, 2006, in consideration of its agreement to invest $6,000,000 in us, ICM became our sole Series C Member.  As part of ICM's agreement to invest in our Series C Units, the Operating Agreement provides that we will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On March 7, 2008, we entered into a Series C Unit Issuance Agreement with ICM, which we subsequently amended, in order to provide ICM with the option to convert any amount due under a debt obligation which ICM is required to pay into subordinated debt, on the same terms and conditions as the ICM Note.  The Series C Issuance Agreement has since been terminated.

On September 25, 2006, we entered into the ICM Contract for a lump-sum contract price of $118,000,000.  As of September 30, 2010 and 2009, we incurred approximately$147,656,016 and $147,608,000 of construction costs, respectively, under the ICM Contract.  We had no retainage payable as of September 30, 2010 under the ICM Contract.

On June 23, 2010, we entered into the Loan Satisfaction Agreement with a prior lender and ICM under which ICM paid a prior debt obligation of $8,773,300.  In connection with that agreement, we issued the ICM Note in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of September 30, 2010, there was approximately $10,061,000 outstanding under the ICM Note and approximately $139,000 of accrued interest due to ICM.

Additionally, to induce ICM to agree to the ICM Note, we entered into the ICM Equity Agreement on June 17, 2010, whereby ICM (i) retains preemptive rights to purchase new securities in us and (ii) receives 24% of the proceeds received by us from a sale or issuance of equity or debt securities.

On July 13, 2010, we entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that we may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides as follows: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier to occur of (i) upon final resolution of all patent litigation and (ii) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, we entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM is selling us a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM will install the equipment at our ethanol plant in Council Bluffs, Iowa.  Once installed, the Tricanter Equipment will separate corn oil from the post-fermentation syrup stream as it leaves the evaporators of the ethanol plant. The corn oil is then routed to storage tanks, and the remaining concentrated syrup is routed to the plant's syrup tank. Depending on our end users, the corn oil can be marketed as either a feed additive or a biodiesel feedstock. Because of the process we will be utilizing, the corn oil is not viable as a food grade commodity without further processing. In the Agreement, ICM has agreed to indemnify and hold us harmless from all claims, demands, liabilities, actions, litigations, losses, damages, costs and expenses (including reasonable attorneys' fees) arising out of the infringement of adversely owned patents, copyrights or any other intellectual property rights in connection with our purchase and/or use of the Tricanter Equipment.  As of September 30, 2010, no payments have been made by either party under the Tricanter Agreement, except for a deposit which has been placed on the Tricanter Equipment and is included in other long term assets.